Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments
Investments	$ 169.7	$ 203.1
Unrealized gains losses on available-for-sale investments
Change in the fair value of equity investments	(21.4)	44.5
Deferred tax recovery (expense) in other comprehensive income	3.0	(6.1)
Change in the fair value of equity investments, net of tax	(18.4)	38.4
Reclassification for realized change in market value recognized in net income, net of tax		2.4
Change in market value of available-for-sale investments	(18.4)	40.8
Equity investments
Investments
Investments	136.7	172.2
Warrants
Investments
Investments	0.7	0.8
Loan receivable
Investments
Investments	$ 32.3	$ 30.1